Statements of Income (Unaudited) (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010
REVENUES:
Self-storage rental income	$ 456,698	$ 436,689	$ 1,304,903	$ 1,345,375
Ancillary operating revenue	41,061	32,452	112,462	96,089
Interest and other income	1	48	22	185
TOTAL	497,760	469,189	1,417,387	1,441,649
EXPENSES:
Depreciation	7,013	3,577	16,986	4,809
Operating	208,360	187,311	615,299	611,698
General and administrative	72,061	44,041	235,587	197,059
General partners' incentive management fee	18,856	21,952	43,174	51,887
Property management fee	24,536	24,899	71,097	72,237
Total	330,826	281,780	982,143	937,690
NET INCOME	166,934	187,409	435,244	503,959
AGGREGATE INCOME ALLOCATED TO:
General partners	1,669	1,874	4,352	5,040
Limited partners	165,265	185,535	430,892	498,919
TOTAL	166,934	187,409	435,244	503,959
Weighted average limited partnership units outstanding	24,000	24,000	24,000	24,000
NET INCOME ATTRIBUTABLE TO THE PARTNERSHIP PER LIMITED PARTNERSHIP UNIT	$ 6.89	$ 7.73	$ 17.95	$ 20.79